CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares
Convertible preferred stock, stock authorized (in shares)	20,000,000
Convertible preferred stock, stock issued (in shares)	20,000,000
Convertible preferred stock, stock outstanding (in shares)	20,000,000
Liquidation preference | $	$ 4,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, authorized (in shares)	40,000,000
Common stock, issued (in shares)	1,018,604
Common stock, outstanding (in shares)	1,018,604
Accrued expenses and other current liabilities | $	$ 2,225	[1],[2]
Notes payable, noncurrent | $	37,482	[3],[4]
Related Party
Accrued expenses and other current liabilities | $	341
Notes payable, noncurrent | $	$ 14,993
Series Seed Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per shares) | $ / shares	$ 0.0001
Convertible preferred stock, stock authorized (in shares)	20,000,000
Convertible preferred stock, stock issued (in shares)	20,000,000
Convertible preferred stock, stock outstanding (in shares)	20,000,000
Liquidation preference | $	$ 4,000
Series A Non-Voting Preferred Shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, stock authorized (in shares)	0
Preferred stock, stock issued (in shares)	0
Preferred stock, stock outstanding (in shares)	0

[1]	Includes related party amount of $341 as of December 31, 2024 (see Note 12).
[2]	Includes related party amount of $341 as of December 31, 2024.
[3]	Includes related party amount of $14,993 as of December 31, 2024 (see Note 4).
[4]	Includes related party amount of $14,993 as of December 31, 2024.